Schedule of Investments(a)
Invesco BuyBack AchieversTM ETF (PKW)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Communication Services-4.32%
CarGurus, Inc.(b)	58,716	$1,902,398
Cars.com, Inc.(b)	33,430	379,765
Charter Communications, Inc., Class A(b)	64,849	13,366,676
DoubleVerify Holdings, Inc.(b)	108,678	1,175,896
Electronic Arts, Inc.	175,945	35,878,704
IAC, Inc.(b)(c)	49,709	1,836,747
Ibotta, Inc., Class A(b)	13,104	270,729
Iridium Communications, Inc.	72,679	1,447,766
Liberty Global Ltd., Class A (Belgium)(b)(c)	147,933	1,640,577
Match Group, Inc.	186,546	5,810,908
Scholastic Corp.	18,026	630,369
Travelzoo(b)(c)	6,110	35,743
TripAdvisor, Inc.(b)	86,747	1,152,868
Yelp, Inc.(b)	43,260	1,184,459
Ziff Davis, Inc.(b)(c)	28,172	1,076,734
ZipRecruiter, Inc., Class A(b)	50,326	123,802
ZoomInfo Technologies, Inc., Class A(b)(c)	201,182	1,619,515
		69,533,656
Consumer Discretionary-18.35%
Abercrombie & Fitch Co., Class A(b)	32,259	3,149,446
Adient PLC(b)	56,445	1,174,056
ADT, Inc.	449,710	3,597,680
American Eagle Outfitters, Inc.	101,281	2,360,860
AutoNation, Inc.(b)	23,199	4,755,331
BARK, Inc.(b)(c)	105,831	94,190
Bath & Body Works, Inc.	140,074	3,053,613
BJ’s Restaurants, Inc.(b)	11,407	477,041
Boyd Gaming Corp.	45,170	3,818,672
Century Communities, Inc.	17,557	1,105,740
Columbia Sportswear Co.	23,887	1,320,473
Crocs, Inc.(b)(c)	34,021	2,855,042
D.R. Horton, Inc.	182,340	27,139,486
Dana, Inc.	73,186	2,115,075
Dave & Buster’s Entertainment, Inc.(b)(c)	15,706	294,802
Dine Brands Global, Inc.	11,953	411,064
Dutch Bros, Inc., Class A(b)(c)	105,278	5,726,070
eBay, Inc.	357,174	32,581,412
Etsy, Inc.(b)	74,195	3,929,367
Garrett Motion, Inc. (Switzerland)	187,419	3,381,039
General Motors Co.	746,149	62,676,516
H&R Block, Inc.	84,064	3,316,325
Harley-Davidson, Inc.(c)	78,559	1,555,468
Hilton Grand Vacations, Inc.(b)(c)	46,164	2,082,458
KB Home	43,688	2,513,808
Las Vegas Sands Corp.	241,081	12,712,201
Lennar Corp., Class B	9,081	919,542
Lithia Motors, Inc., Class A	18,696	6,047,034
Lovesac Co. (The)(b)(c)	10,424	138,848
Mattel, Inc.(b)	170,722	3,566,383
MGM Resorts International(b)	176,594	5,922,963
Murphy USA, Inc.	14,986	6,331,735
NVR, Inc.(b)	2,217	16,928,413
Oxford Industries, Inc.	10,467	385,709
PENN Entertainment, Inc.(b)	92,454	1,187,109
Phinia, Inc.	27,787	1,977,601
Signet Jewelers Ltd.(c)	25,091	2,315,147
Sturm, Ruger & Co., Inc.	10,449	383,374
Tapestry, Inc.	159,743	20,272,984
Taylor Morrison Home Corp., Class A(b)	73,456	4,477,143
Toll Brothers, Inc.	68,663	9,921,117
Travel + Leisure Co.	47,112	3,276,168
	Shares	Value
Consumer Discretionary-(continued)
Tri Pointe Homes, Inc.(b)	56,326	$1,878,472
Ulta Beauty, Inc.(b)	277	179,319
Viking Holdings Ltd.(b)	149,047	10,753,741
Wendy’s Co. (The)	133,899	1,043,073
Wynn Resorts Ltd.	60,119	6,459,787
YETI Holdings, Inc.(b)	60,733	2,776,105
Zumiez, Inc.(b)(c)	11,435	281,415
		295,620,417
Consumer Staples-3.52%
Adecoagro S.A. (Brazil)(c)	34,082	301,966
BellRing Brands, Inc.(b)	93,413	2,323,181
Boston Beer Co., Inc. (The), Class A(b)(c)	6,707	1,432,749
Central Garden & Pet Co., Class A(b)	36,846	1,130,067
Dollar Tree, Inc.(b)	137,974	16,224,363
Energizer Holdings, Inc.	32,377	706,790
John B. Sanfilippo & Son, Inc.	4,708	380,877
Kroger Co. (The)	451,296	28,363,954
Monster Beverage Corp.(b)	365	29,477
Nature’s Sunshine Products, Inc.(b)	16,859	425,184
Post Holdings, Inc.(b)(c)	33,318	3,408,765
Spectrum Brands Holdings, Inc.(c)	16,444	1,047,647
Weis Markets, Inc.	12,877	916,199
		56,691,219
Energy-4.17%
California Resources Corp.	52,483	2,807,840
Chevron Corp.	336	59,438
Chord Energy Corp.	36,715	3,680,312
CNX Resources Corp.(b)(c)	101,350	3,932,380
Delek US Holdings, Inc.(c)	48,033	1,417,454
Forum Energy Technologies, Inc.(b)	8,883	401,867
Marathon Petroleum Corp.	237,539	41,851,996
NOV, Inc.	246,050	4,515,017
Oil States International, Inc.(b)	48,363	409,635
Par Pacific Holdings, Inc.(b)	36,832	1,390,040
Scorpio Tankers, Inc. (Monaco)(c)	46,390	2,951,332
SM Energy Co.	103	2,002
Talos Energy, Inc.(b)	96,651	1,152,080
Teekay Corp. Ltd. (Bermuda)(c)	51,769	529,597
Tidewater, Inc.(b)	32,957	2,059,483
		67,160,473
Financials-32.30%
Affiliated Managers Group, Inc.	20,600	6,449,654
Aflac, Inc.	399,009	44,270,049
AllianceBernstein Holding L.P.	87,687	3,730,205
American International Group, Inc.	426,379	31,927,260
Assured Guaranty Ltd.	33,325	2,827,626
AXIS Capital Holdings Ltd.	66,817	6,894,178
Banc of California, Inc.	91,571	1,829,589
Bancorp, Inc. (The)(b)	27,934	1,660,397
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	41,958	2,173,424
Bread Financial Holdings, Inc.	31,683	2,298,285
Cannae Holdings, Inc.	31,349	451,739
Citigroup, Inc.	692,035	80,075,370
CNO Financial Group, Inc.	69,836	2,936,604
Corebridge Financial, Inc.	215,683	6,649,507
Credit Acceptance Corp.(b)	5,635	2,807,582
Donnelley Financial Solutions, Inc.(b)	20,202	1,045,453
Employers Holdings, Inc.	16,032	699,316
Enact Holdings, Inc.	27,832	1,106,879
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Enova International, Inc.(b)(c)	19,120	$3,158,050
Equitable Holdings, Inc.	190,524	8,840,314
Essent Group Ltd.	61,481	3,868,385
Euronet Worldwide, Inc.(b)(c)	34,035	2,466,176
Federated Hermes, Inc., Class B(c)	58,281	3,105,212
Fidelis Insurance Holdings Ltd. (United Kingdom)(c)	42,692	812,856
Finance of America Cos., Inc., Class A(b)	6,772	157,720
First Citizens BancShares, Inc., Class A(c)	8,700	18,005,259
First Horizon Corp.	374,859	9,180,297
Fiserv, Inc.(b)	471,664	30,059,147
Genworth Financial, Inc., Class A(b)	265,562	2,214,787
Goldman Sachs Group, Inc. (The)	119	111,314
Granite Point Mortgage Trust, Inc.	43,400	92,442
Hilltop Holdings, Inc.	33,096	1,239,445
Jackson Financial, Inc., Class A	50,437	5,997,968
Kemper Corp.	45,701	1,801,076
KKR Real Estate Finance Trust, Inc.	41,651	344,870
Loews Corp.	151,355	15,978,547
M&T Bank Corp.	112,561	24,940,141
Marqeta, Inc., Class A(b)	247,236	1,021,085
Metropolitan Bank Holding Corp.	7,244	670,794
MGIC Investment Corp.	153,087	4,121,102
Navient Corp.	47,924	470,134
NB Bancorp, Inc.	37,932	823,883
Nuveen Churchill Direct Lending Corp.(c)	40,931	552,568
Pathward Financial, Inc.	15,070	1,360,670
PayPal Holdings, Inc.	820,514	43,232,883
Popular, Inc.	52,044	6,949,435
Preferred Bank	8,111	695,680
Radian Group, Inc.	97,926	3,221,765
RBB Bancorp	14,619	303,198
RenaissanceRe Holdings Ltd. (Bermuda)	28,438	8,010,985
Repay Holdings Corp., Class A(b)	58,054	202,608
Sierra Bancorp	11,172	395,601
SiriusPoint Ltd. (Sweden)(b)	66,416	1,355,551
Synchrony Financial	246,433	17,898,429
Unum Group	116,101	8,820,193
Wells Fargo & Co.	866,455	78,405,513
Westamerica Bancorporation	16,100	814,338
Western Union Co. (The)	245,037	2,295,997
WEX, Inc.(b)	25,112	3,864,737
World Acceptance Corp.(b)	3,593	435,651
WSFS Financial Corp.	35,828	2,319,146
		520,449,069
Health Care-11.59%
4D Molecular Therapeutics, Inc.(b)(c)	41,295	365,874
AnaptysBio, Inc.(b)	23,747	1,125,845
Atea Pharmaceuticals, Inc.(b)	45,927	194,730
Centene Corp.(b)	218	9,444
Chemed Corp.	11,055	4,722,033
DaVita, Inc.(b)	33,336	3,644,958
Definitive Healthcare Corp.(b)	32,852	76,217
Exelixis, Inc.(b)	209,281	8,655,862
GoodRx Holdings, Inc., Class A(b)	82,328	186,885
Haemonetics Corp.(b)	35,186	2,345,499
Halozyme Therapeutics, Inc.(b)	90,661	6,501,300
HCA Healthcare, Inc.	138,539	67,644,437
Healthcare Triangle, Inc.(b)	5,206	1,358
Henry Schein, Inc.(b)	80,547	6,079,688
Incyte Corp.(b)	175	17,512
IQVIA Holdings, Inc.(b)	136,213	31,349,422
	Shares	Value
Health Care-(continued)
Medpace Holdings, Inc.(b)	18,460	$10,752,581
Molina Healthcare, Inc.(b)	32,195	5,781,900
Option Care Health, Inc.(b)(c)	119,314	4,056,676
Revvity, Inc.	52,442	5,705,690
Roivant Sciences Ltd.(b)	355,221	7,679,878
Tactile Systems Technology, Inc.(b)	15,282	441,038
Tenet Healthcare Corp.(b)	55,052	10,420,243
Universal Health Services, Inc., Class B	44,177	8,891,063
		186,650,133
Industrials-14.24%
AerCap Holdings N.V. (Ireland)(c)	152,546	21,914,758
AerSale Corp.(b)	35,014	262,255
Alaska Air Group, Inc.(b)	81,595	4,147,474
Albany International Corp., Class A	19,083	1,058,916
BlueLinx Holdings, Inc.(b)(c)	6,290	437,532
Carlisle Cos., Inc.	30,604	10,432,598
Carrier Global Corp.	543,780	32,398,412
Clarivate PLC(b)	318,704	844,566
Custom Truck One Source, Inc.(b)	67,681	427,744
Danaos Corp. (Greece)	8,634	893,187
Energy Recovery, Inc.(b)	43,900	640,501
EnerSys	27,387	4,934,863
Fluor Corp.(b)	122,709	5,667,929
Fortive Corp.	250,978	13,254,148
Fortune Brands Innovations, Inc.	94,933	5,135,875
FTI Consulting, Inc.(b)	17,852	3,118,209
FuelCell Energy, Inc.(b)	46,003	376,765
IBEX Holdings Ltd.(b)	11,293	420,100
J.B. Hunt Transport Services, Inc.	65,148	13,206,802
Johnson Controls International PLC	524,153	62,510,487
Matson, Inc.	22,236	3,564,431
Maximus, Inc.	34,638	3,271,213
Middleby Corp. (The)(b)	35,919	5,286,199
Pitney Bowes, Inc.	114,753	1,196,874
Science Applications International Corp.	33,051	3,363,270
Southwest Airlines Co.	368,792	17,524,996
TaskUS, Inc., Class A (Philippines)(b)	17,732	191,506
Textron, Inc.	139,255	12,262,795
Titan International, Inc.(b)(c)	40,673	388,020
Wabash National Corp.(c)	33,188	336,194
		229,468,619
Information Technology-7.41%
Adeia, Inc.	77,037	1,393,599
Adobe, Inc.(b)	230,729	67,661,279
Avnet, Inc.	61,133	3,814,088
Blackbaud, Inc.(b)(c)	23,510	1,262,487
Clear Secure, Inc., Class A	63,847	2,082,689
Dropbox, Inc., Class A(b)(c)	116,222	2,961,337
eGain Corp.(b)	14,597	149,911
Freshworks, Inc., Class A(b)	168,991	1,821,723
Gartner, Inc.(b)	54,871	11,501,510
Jabil, Inc.	77,205	18,312,254
Nebius Group N.V., Class A (Netherlands)(b)(c)	162	13,801
Photronics, Inc.(b)	43,827	1,515,099
ScanSource, Inc.(b)	15,436	663,594
Skyworks Solutions, Inc.	110,323	6,151,611
XTI Aerospace, Inc.(b)	31,597	52,767
		119,357,749
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Materials-1.55%
Ascent Industries Co.(b)	7,219	$117,020
Ashland, Inc.	36,163	2,211,729
Ball Corp.	196,271	11,161,932
CF Industries Holdings, Inc.	123,252	11,490,784
CRH PLC(c)	66	8,079
Steel Dynamics, Inc.	103	18,496
		25,008,040
Real Estate-0.18%
Farmland Partners, Inc.	28,242	327,890
JBG SMITH Properties, (Acquired 08/07/2023 - 01/30/2026; Cost $629,338)(d)	38,210	643,456
Sunstone Hotel Investors, Inc.	126,273	1,107,414
Xenia Hotels & Resorts, Inc.	60,299	889,410
		2,968,170
Utilities-2.08%
NRG Energy, Inc.	136,663	20,858,873
Talen Energy Corp.(b)	36,105	12,577,538
		33,436,411
Total Common Stocks & Other Equity Interests (Cost $1,504,835,448)		1,606,343,956
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f) (Cost $353,998)	353,998	353,998
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $1,505,189,446)		1,606,697,954
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.60%
Invesco Private Government Fund, 3.65%(e)(f)(g)	25,090,087	$25,090,087
Invesco Private Prime Fund, 3.80%(e)(f)(g)	65,076,558	65,096,081
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $90,186,168)		90,186,168
TOTAL INVESTMENTS IN SECURITIES-105.33% (Cost $1,595,375,614)		1,696,884,122
OTHER ASSETS LESS LIABILITIES-(5.33)%		(85,817,080)
NET ASSETS-100.00%		$1,611,067,042

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)	Restricted security. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,335,636	$18,823,884	$(19,805,522)	$-	$-	$353,998	$45,289
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,425,128	201,409,309	(190,744,350)	-	-	25,090,087	577,323 *
Invesco Private Prime Fund	38,420,365	444,783,572	(418,111,175)	2,202	1,117	65,096,081	1,549,131 *
Total	$54,181,129	$665,016,765	$(628,661,047)	$2,202	$1,117	$90,540,166	$2,171,743

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2026
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dividend AchieversTM ETF (PFM)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-1.18%
Comcast Corp., Class A	107,188	$3,188,843
John Wiley & Sons, Inc., Class A	1,307	40,818
Nexstar Media Group, Inc., Class A(b)	890	189,018
Verizon Communications, Inc.	124,351	5,536,106
		8,954,785
Consumer Discretionary-4.41%
Best Buy Co., Inc.	6,187	402,774
Brunswick Corp.	1,917	153,782
Churchill Downs, Inc.	2,056	202,228
D.R. Horton, Inc.	8,597	1,279,577
Dick’s Sporting Goods, Inc.(b)	1,949	393,698
Dillard’s, Inc., Class A(b)	344	209,001
Domino’s Pizza, Inc.	992	407,047
Genuine Parts Co.	4,095	569,164
Haverty Furniture Cos., Inc.	445	11,267
Home Depot, Inc. (The)	29,360	10,997,962
Johnson Outdoors, Inc., Class A	271	12,301
Lithia Motors, Inc., Class A(b)	718	232,230
Lowe’s Cos., Inc.	16,544	4,418,241
Matthews International Corp., Class A	904	23,766
McDonald’s Corp.	21,003	6,615,945
NIKE, Inc., Class B	35,075	2,167,986
Polaris, Inc.	1,657	105,783
Pool Corp.	1,095	278,228
Service Corp. International	4,126	331,854
Shoe Carnival, Inc.(b)	802	15,286
Starbucks Corp.	33,535	3,083,543
Thor Industries, Inc.(b)	1,556	174,070
Tractor Supply Co.	15,551	791,235
Williams-Sonoma, Inc.	3,518	719,959
		33,596,927
Consumer Staples-12.23%
Altria Group, Inc.	49,508	3,069,001
Andersons, Inc. (The)	994	61,618
Archer-Daniels-Midland Co.	14,144	952,033
Brown-Forman Corp., Class B(b)	8,939	244,660
Casey’s General Stores, Inc.	1,093	662,905
Church & Dwight Co., Inc.	7,068	680,295
Clorox Co. (The)	3,595	405,480
Coca-Cola Co. (The)	126,864	9,490,696
Colgate-Palmolive Co.	23,773	2,146,464
Costco Wholesale Corp.	13,070	12,289,068
Flowers Foods, Inc.	6,219	71,083
Hershey Co. (The)	4,363	849,694
Hormel Foods Corp.	16,190	398,436
Ingredion, Inc.	1,873	221,201
J&J Snack Foods Corp.	573	54,435
J.M. Smucker Co. (The)	3,142	329,470
Kimberly-Clark Corp.(b)	9,767	976,602
Kroger Co. (The)	19,503	1,225,764
Marzetti Co. (The)	806	138,285
McCormick & Co., Inc.	7,456	461,004
Mondelez International, Inc., Class A	38,055	2,225,076
Oil-Dri Corp.of America(b)	307	18,589
PepsiCo, Inc.	40,326	6,195,283
Philip Morris International, Inc.	45,909	8,237,911
Procter & Gamble Co. (The)	68,915	10,459,230
Sysco Corp.	14,094	1,181,782
Target Corp.	13,331	1,406,021
Tootsie Roll Industries, Inc.(b)	1,230	46,592
	Shares	Value
Consumer Staples-(continued)
Tyson Foods, Inc., Class A	8,330	$544,199
Universal Corp.	730	41,311
Walmart, Inc.	235,185	28,019,941
WD-40 Co.	400	92,492
		93,196,621
Energy-4.51%
Chevron Corp.	59,383	10,504,853
Delek Logistics Partners L.P.	1,575	78,262
Enterprise Products Partners L.P.	63,801	2,117,555
Exxon Mobil Corp.	124,373	17,586,342
MPLX L.P.	29,995	1,676,721
Phillips 66	11,883	1,705,923
Texas Pacific Land Corp.	2,025	705,429
		34,375,085
Financials-20.12%
1st Source Corp.	723	48,680
Aflac, Inc.	15,457	1,714,954
Alerus Financial Corp.(b)	744	18,317
Allstate Corp. (The)	7,706	1,533,417
American Financial Group, Inc.	2,453	319,552
Ameriprise Financial, Inc.	2,740	1,444,501
AMERISAFE, Inc.	560	21,062
Aon PLC, Class A	6,339	2,216,368
Arbor Realty Trust, Inc.(b)	5,762	44,367
Arrow Financial Corp.	487	16,465
Arthur J. Gallagher & Co.	7,574	1,888,728
Associated Banc-Corp	4,887	133,220
Assurant, Inc.	1,474	351,004
Assured Guaranty Ltd.	1,372	116,414
Atlantic Union Bankshares Corp., Class B	4,196	162,973
BancFirst Corp.	979	107,641
Bank First Corp.(b)	291	40,606
Bank of America Corp.	215,366	11,457,471
Bank of New York Mellon Corp. (The)	20,566	2,466,275
Bank OZK	3,296	156,758
Bar Harbor Bankshares	494	16,752
BlackRock, Inc.	4,576	5,120,269
BOK Financial Corp.(b)	1,864	242,208
Brown & Brown, Inc.	10,050	724,605
Capital City Bank Group, Inc.	505	21,089
Cass Information Systems, Inc.	387	17,400
Cboe Global Markets, Inc.	3,082	816,915
Chubb Ltd.	11,607	3,593,063
Cincinnati Financial Corp.	4,594	739,129
City Holding Co.	427	52,559
Civista Bancshares, Inc.	614	14,816
CME Group, Inc., Class A	10,635	3,074,153
CNO Financial Group, Inc.	2,807	118,034
Cohen & Steers, Inc.	1,502	96,519
Commerce Bancshares, Inc.(b)	4,093	215,456
Community Financial System, Inc.(b)	1,551	96,938
Community Trust Bancorp, Inc.	536	33,071
Cullen/Frost Bankers, Inc.	1,885	259,791
Donegal Group, Inc., Class A	912	17,027
Enterprise Financial Services Corp.	1,088	62,397
Erie Indemnity Co., Class A	1,359	384,611
Evercore, Inc., Class A	1,137	401,668
FactSet Research Systems, Inc.	1,100	279,796
Federal Agricultural Mortgage Corp., Class C	277	46,896
Fidelity National Financial, Inc.	7,977	433,869
Fifth Third Bancorp	19,469	977,733
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
First American Financial Corp.(b)	3,000	$189,540
First Business Financial Services, Inc.	246	14,101
First Community Bankshares, Inc.(b)	542	19,523
First Financial Bankshares, Inc.	4,216	134,153
First Financial Corp.	351	22,871
First Merchants Corp.	1,704	67,751
Franklin Resources, Inc.	15,331	408,111
German American Bancorp, Inc.	1,102	46,361
Globe Life, Inc.	2,340	328,115
Goldman Sachs Group, Inc. (The)	8,846	8,274,637
Hanover Insurance Group, Inc. (The)	1,045	181,976
Hartford Insurance Group, Inc. (The)	8,200	1,107,492
Heritage Financial Corp.	997	25,733
Home BancShares, Inc.	5,786	167,215
Horace Mann Educators Corp.	1,196	53,593
Independent Bank Corp.	1,460	117,939
Independent Bank Corp.	612	21,512
Intercontinental Exchange, Inc.	16,816	2,922,284
International Bancshares Corp.	1,832	127,580
Jack Henry & Associates, Inc.	2,134	382,434
JPMorgan Chase & Co.	80,327	24,571,226
Lakeland Financial Corp.	748	44,581
Main Street Capital Corp.(b)	2,636	168,177
MarketAxess Holdings, Inc.(b)	1,100	186,153
Marsh & McLennan Cos., Inc.	14,448	2,718,969
Mastercard, Inc., Class A	26,285	14,162,095
Mercantile Bank Corp.	481	25,002
MetLife, Inc.	19,399	1,530,193
Moody’s Corp.	5,261	2,712,361
Morgan Stanley	46,872	8,568,202
Morningstar, Inc.	1,209	244,327
MSCI, Inc.	2,216	1,350,032
Nasdaq, Inc.	16,840	1,631,628
NBT Bancorp, Inc.	1,541	68,467
Nelnet, Inc., Class A	741	97,738
Northrim BanCorp, Inc.	654	15,408
Old Republic International Corp.(b)	7,285	285,353
PNC Financial Services Group, Inc. (The)	11,566	2,582,688
Primerica, Inc.	937	246,468
Principal Financial Group, Inc.	6,471	612,933
Prosperity Bancshares, Inc.(b)	2,796	192,952
Prudential Financial, Inc.	10,304	1,144,877
Raymond James Financial, Inc.	5,790	960,329
Regions Financial Corp.	26,267	748,610
Reinsurance Group of America, Inc.	1,937	392,727
RenaissanceRe Holdings Ltd. (Bermuda)	1,360	383,112
Republic Bancorp, Inc., Class A	515	37,394
RLI Corp.	2,702	157,878
S&P Global, Inc.	8,930	4,713,165
S&T Bancorp, Inc.(b)	1,123	47,885
SEI Investments Co.	3,611	317,226
Selective Insurance Group, Inc.	1,780	149,662
ServisFirst Bancshares, Inc.	1,609	131,697
Simmons First National Corp., Class A	4,261	86,626
Southern Missouri Bancorp, Inc.(b)	332	20,773
Southside Bancshares, Inc.	882	28,392
SouthState Bank Corp.	2,959	302,794
State Street Corp.	8,220	1,075,669
Stock Yards Bancorp, Inc.(b)	864	58,484
T. Rowe Price Group, Inc.	6,428	679,311
Tompkins Financial Corp.	427	34,211
Towne Bank	2,320	81,200
	Shares	Value
Financials-(continued)
Travelers Cos., Inc. (The)	6,579	$1,871,791
TriCo Bancshares(b)	954	47,528
U.S. Bancorp	45,844	2,572,307
UMB Financial Corp.	2,232	283,776
United Bankshares, Inc.	4,133	174,950
United Community Banks, Inc.	3,583	123,363
Unity Bancorp, Inc.	297	16,026
Unum Group	4,929	374,456
Visa, Inc., Class A	49,772	16,018,123
W.R. Berkley Corp.	11,185	767,067
WaFd, Inc.	2,254	73,525
WesBanco, Inc.	2,827	99,765
Westamerica Bancorporation	730	36,923
Wintrust Financial Corp.	1,974	291,145
Zions Bancorporation N.A.	4,347	260,429
		153,306,607
Health Care-15.85%
Abbott Laboratories	51,283	5,605,232
AbbVie, Inc.	52,124	11,624,173
Agilent Technologies, Inc.	8,344	1,116,844
Amgen, Inc.	15,881	5,429,396
Becton, Dickinson and Co.	8,418	1,712,895
Bristol-Myers Squibb Co.	60,039	3,305,147
Cardinal Health, Inc.	7,007	1,505,664
Cencora, Inc.	5,721	2,055,098
Chemed Corp.	419	178,972
Danaher Corp.	20,832	4,559,916
Elevance Health, Inc.	6,554	2,265,980
Eli Lilly and Co.	27,881	28,916,779
Ensign Group, Inc. (The)	1,707	293,024
Johnson & Johnson	71,055	16,147,249
LeMaitre Vascular, Inc.(b)	672	57,100
McKesson Corp.	3,640	3,025,604
Medtronic PLC	37,809	3,892,815
Merck & Co., Inc.	73,200	8,071,764
National HealthCare Corp.	459	65,687
Perrigo Co. PLC	4,051	57,565
Pfizer, Inc.	167,684	4,433,565
Quest Diagnostics, Inc.	3,277	612,897
ResMed, Inc.	4,298	1,110,216
STERIS PLC	2,889	758,651
Stryker Corp.	11,278	4,167,898
UnitedHealth Group, Inc.	26,715	7,665,335
West Pharmaceutical Services, Inc.	2,122	490,437
Zoetis, Inc.	12,997	1,622,286
		120,748,189
Industrials-11.77%
A.O. Smith Corp.	3,340	245,457
ABM Industries, Inc.	1,805	83,102
Advanced Drainage Systems, Inc.	2,286	347,563
AGCO Corp.	2,193	248,708
Air Lease Corp., Class A	3,292	212,762
Alamo Group, Inc.	359	70,116
Allegion PLC	2,531	418,602
Apogee Enterprises, Inc.	637	23,652
Applied Industrial Technologies, Inc.	1,108	288,534
Automatic Data Processing, Inc.	11,928	2,944,069
Booz Allen Hamilton Holding Corp.	3,575	316,102
Brady Corp., Class A	1,284	111,028
Broadridge Financial Solutions, Inc.	3,439	677,861
C.H. Robinson Worldwide, Inc.	3,481	678,621
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Carlisle Cos., Inc.	1,229	$418,954
Caterpillar, Inc.	13,802	9,072,883
Cintas Corp.	11,852	2,268,354
Comfort Systems USA, Inc.	1,040	1,187,784
CSG Systems International, Inc.(b)	836	66,671
CSX Corp.	54,918	2,073,704
Cummins, Inc.	4,071	2,356,376
Donaldson Co., Inc.	3,413	347,921
Dover Corp.	4,037	813,415
Eaton Corp. PLC	11,455	4,025,516
Emerson Electric Co.	16,569	2,434,980
Expeditors International of Washington, Inc.	3,944	633,170
Exponent, Inc.	1,469	105,577
Fastenal Co.	33,797	1,465,438
Franklin Electric Co., Inc.	1,310	130,502
GATX Corp.	1,049	190,824
General Dynamics Corp.	7,966	2,796,783
Gorman-Rupp Co. (The)	771	42,012
Graco, Inc.	4,884	426,520
Griffon Corp.	1,360	110,772
HEICO Corp.(b)	1,622	536,736
HNI Corp.(b)	1,349	64,469
Honeywell International, Inc.	18,724	4,260,085
Hubbell, Inc.	1,565	763,626
Huntington Ingalls Industries, Inc.	1,154	485,269
Hyster-Yale, Inc.	423	14,149
IDEX Corp.	2,200	436,810
Illinois Tool Works, Inc.	8,556	2,235,341
Insperity, Inc.	1,108	47,345
ITT, Inc.	2,538	462,677
J.B. Hunt Transport Services, Inc.	2,803	568,224
Kadant, Inc.	349	112,043
L3Harris Technologies, Inc.	5,517	1,891,503
Landstar System, Inc.	1,009	150,704
Lennox International, Inc.	1,030	509,932
Lincoln Electric Holdings, Inc.	1,621	430,132
Lindsay Corp.	314	39,335
Lockheed Martin Corp.	6,824	4,327,917
Masco Corp.	6,116	404,206
Matson, Inc.	915	146,675
MSA Safety, Inc.	1,151	203,900
Mueller Water Products, Inc., Class A	4,604	124,630
Nordson Corp.	1,655	454,347
Northrop Grumman Corp.	4,209	2,913,722
Oshkosh Corp.	1,864	268,081
Owens Corning	2,417	289,653
Paychex, Inc.	10,597	1,092,869
Republic Services, Inc.	9,130	1,963,772
Robert Half, Inc.	2,979	103,103
Rockwell Automation, Inc.	3,307	1,394,397
RTX Corp.	39,542	7,945,174
Ryder System, Inc.	1,187	227,049
Simpson Manufacturing Co., Inc.	1,219	215,495
Snap-on, Inc.	1,531	560,514
Standex International Corp.	359	86,160
Stanley Black & Decker, Inc.	4,561	358,768
Tennant Co.	537	40,860
Tetra Tech, Inc.	7,681	289,267
Timken Co. (The)	2,054	191,412
Toro Co. (The)	2,881	263,612
Trane Technologies PLC	6,540	2,750,593
Trinity Industries, Inc.	2,357	67,740
	Shares	Value
Industrials-(continued)
UFP Industries, Inc.	1,716	$177,229
Union Pacific Corp.	17,494	4,112,839
United Parcel Service, Inc., Class B	21,794	2,314,959
W.W. Grainger, Inc.	1,402	1,514,076
Waste Management, Inc.	11,881	2,640,433
Watsco, Inc.(b)	1,026	396,498
Watts Water Technologies, Inc., Class A	803	240,346
Xylem, Inc.	7,167	988,114
		89,711,123
Information Technology-21.24%
Accenture PLC, Class A	18,289	4,821,712
Amphenol Corp., Class A	36,100	5,201,288
Analog Devices, Inc.	14,441	4,489,418
Apple, Inc.	107,571	27,912,523
Avnet, Inc.(b)	2,391	149,175
Badger Meter, Inc.	864	126,645
Broadcom, Inc.	74,419	24,655,015
CDW Corp.	3,831	484,200
Cisco Systems, Inc.	116,526	9,126,316
Dolby Laboratories, Inc., Class A(b)	1,793	115,093
HP, Inc.	27,515	534,892
International Business Machines Corp.	27,567	8,454,799
Intuit, Inc.	8,207	4,094,636
KLA Corp.	3,875	5,533,268
Lam Research Corp.	37,043	8,648,059
Littelfuse, Inc.	729	236,021
Microchip Technology, Inc.	15,908	1,207,735
Microsoft Corp.	60,950	26,226,176
Motorola Solutions, Inc.	4,906	1,974,861
Oracle Corp.	84,076	13,837,228
Power Integrations, Inc.(b)	1,630	74,882
QUALCOMM, Inc.	31,586	4,788,122
Roper Technologies, Inc.	3,170	1,176,799
Skyworks Solutions, Inc.(b)	4,378	244,117
TE Connectivity PLC (Switzerland)	8,676	1,932,839
Texas Instruments, Inc.	26,797	5,776,093
		161,821,912
Materials-2.88%
Air Products and Chemicals, Inc.	6,565	1,788,962
Albemarle Corp.	3,468	591,745
AptarGroup, Inc.	1,934	241,653
Ashland, Inc.	1,345	82,260
Avery Dennison Corp.	2,272	421,479
Avient Corp.	2,694	97,388
Balchem Corp.	951	161,832
Cabot Corp.	1,558	112,472
Eastman Chemical Co.	3,361	232,985
Ecolab, Inc.	8,353	2,355,462
H.B. Fuller Co.	1,593	95,739
Hawkins, Inc.	618	80,494
Innospec, Inc.	725	59,247
Linde PLC	13,771	6,292,934
LyondellBasell Industries N.V., Class A	9,472	464,128
Materion Corp.	614	84,904
Nucor Corp.	6,734	1,196,766
PPG Industries, Inc.	6,602	763,389
Quaker Chemical Corp.	513	78,869
Reliance, Inc.	1,540	507,430
Royal Gold, Inc.	2,482	653,535
RPM International, Inc.	3,772	403,453
Sherwin-Williams Co. (The)	7,311	2,592,773
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Silgan Holdings, Inc.	3,151	$135,966
Sonoco Products Co.	2,904	139,392
Steel Dynamics, Inc.	4,300	772,151
Stepan Co.	670	38,599
Vulcan Materials Co.	3,888	1,168,500
Westlake Corp.(b)	3,774	299,354
		21,913,861
Real Estate-1.61%
Agree Realty Corp.	3,386	244,571
Alexandria Real Estate Equities, Inc.	5,084	277,790
American Tower Corp.	13,807	2,475,319
CareTrust REIT, Inc.(b)	6,570	245,324
CubeSmart	6,710	251,826
EastGroup Properties, Inc.	1,571	285,357
Equity LifeStyle Properties, Inc.(b)	5,705	360,385
Essex Property Trust, Inc.	1,898	478,049
First Industrial Realty Trust, Inc.	3,897	226,143
Getty Realty Corp.	1,701	50,792
Gladstone Land Corp.(b)	1,096	12,220
Mid-America Apartment Communities, Inc.	3,450	463,335
NNN REIT, Inc.	5,590	232,935
Prologis, Inc.	27,394	3,576,561
Realty Income Corp.	27,130	1,659,271
Regency Centers Corp.	5,382	392,186
Rexford Industrial Realty, Inc.	6,851	277,671
STAG Industrial, Inc.	5,496	206,155
Terreno Realty Corp.	3,045	187,389
UDR, Inc.	9,727	361,358
Universal Health Realty Income Trust	411	16,329
		12,280,966
Utilities-4.18%
AES Corp. (The)	20,958	307,035
Alliant Energy Corp.	7,569	498,873
Ameren Corp.	7,959	822,006
American Electric Power Co., Inc.	15,752	1,886,696
American States Water Co.	1,138	83,028
American Water Works Co., Inc.	5,744	741,723
Artesian Resources Corp., Class A	279	9,307
Atmos Energy Corp.	4,762	792,111
Avista Corp.	2,393	98,807
Black Hills Corp.	2,218	161,870
Brookfield Infrastructure Partners L.P. (Canada)	13,580	490,917
Brookfield Renewable Partners L.P. (Canada)	8,801	262,534
California Water Service Group	1,756	78,493
Chesapeake Utilities Corp.	700	90,076
CMS Energy Corp.	8,960	640,550
Consolidated Edison, Inc.	10,628	1,133,264
DTE Energy Co.	6,116	821,868
Duke Energy Corp.	22,935	2,783,162
Edison International	11,326	705,383
Entergy Corp.	13,148	1,260,762
Essential Utilities, Inc.	8,328	323,043
Evergy, Inc.	6,774	519,769
	Shares	Value
Utilities-(continued)
Eversource Energy	11,042	$763,333
H2O America	1,052	54,746
IDACORP, Inc.	1,592	211,402
MGE Energy, Inc.	1,074	85,791
Middlesex Water Co.	543	28,442
National Fuel Gas Co.	2,659	222,691
New Jersey Resources Corp.	2,966	146,758
NextEra Energy, Inc.	61,421	5,398,906
NiSource, Inc.	14,044	622,009
Northwest Natural Holding Co.	1,221	56,850
NorthWestern Energy Group, Inc.	1,810	122,827
OGE Energy Corp.	6,052	264,351
ONE Gas, Inc.	1,768	140,662
Otter Tail Corp.	1,232	109,845
Pinnacle West Capital Corp.	3,527	329,986
Portland General Electric Co.	3,314	166,528
Public Service Enterprise Group, Inc.	14,694	1,210,198
Sempra	19,249	1,674,855
Southern Co. (The)	32,474	2,900,253
Spire, Inc.	1,740	147,013
UGI Corp.	6,318	253,415
Unitil Corp.	530	26,982
WEC Energy Group, Inc.	9,573	1,059,444
Xcel Energy, Inc.	17,413	1,324,433
York Water Co. (The)	427	14,339
		31,847,336
Total Common Stocks & Other Equity Interests (Cost $526,807,451)		761,753,412
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $651,297)	651,297	651,297
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $527,458,748)		762,404,709
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.59%
Invesco Private Government Fund, 3.65%(c)(d)(e)	1,249,953	1,249,953
Invesco Private Prime Fund, 3.80%(c)(d)(e)	3,245,377	3,246,351
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,496,304)		4,496,304
TOTAL INVESTMENTS IN SECURITIES-100.66% (Cost $531,955,052)		766,901,013
OTHER ASSETS LESS LIABILITIES-(0.66)%		(5,011,035)
NET ASSETS-100.00%		$761,889,978
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$766,849	$12,548,731	$(12,664,283)	$-	$-	$651,297	$24,148
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,748,139	26,490,678	(28,988,864)	-	-	1,249,953	70,500 *
Invesco Private Prime Fund	9,743,106	52,287,615	(58,785,202)	451	381	3,246,351	191,911 *
Total	$14,258,094	$91,327,024	$(100,438,349)	$451	$381	$5,147,601	$286,559

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Communication Services-11.69%
Verizon Communications, Inc.	965,069	$42,964,872
Walt Disney Co. (The)	49,978	5,637,518
		48,602,390
Consumer Discretionary-9.97%
Home Depot, Inc. (The)	36,685	13,741,834
McDonald’s Corp.	50,568	15,928,920
NIKE, Inc., Class B	190,781	11,792,174
		41,462,928
Consumer Staples-10.86%
Coca-Cola Co. (The)	284,017	21,247,312
Procter & Gamble Co. (The)	111,597	16,937,077
Walmart, Inc.	58,388	6,956,346
		45,140,735
Energy-7.50%
Chevron Corp.	176,238	31,176,502
Financials-11.24%
American Express Co.	17,912	6,308,069
Goldman Sachs Group, Inc. (The)	14,343	13,416,586
JPMorgan Chase & Co.	37,798	11,562,030
Travelers Cos., Inc. (The)	38,912	11,070,853
Visa, Inc., Class A	13,604	4,378,175
		46,735,713
Health Care-24.68%
Amgen, Inc.	81,384	27,823,562
Johnson & Johnson	109,097	24,792,293
Merck & Co., Inc.	313,976	34,622,133
UnitedHealth Group, Inc.	53,548	15,364,528
		102,602,516
	Shares	Value
Industrials-10.05%
3M Co.	80,293	$12,297,676
Caterpillar, Inc.	21,791	14,324,532
Honeywell International, Inc.	66,637	15,161,250
		41,783,458
Information Technology-12.47%
Apple, Inc.	13,019	3,378,170
Cisco Systems, Inc.	232,851	18,236,891
International Business Machines Corp.	73,153	22,436,025
Microsoft Corp.	8,973	3,860,992
NVIDIA Corp.	879	168,003
Salesforce, Inc.	17,622	3,740,975
		51,821,056
Materials-1.28%
Sherwin-Williams Co. (The)	14,994	5,317,472
Total Common Stocks & Other Equity Interests (Cost $353,647,403)		414,642,770
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(b)(c) (Cost $239,555)	239,555	239,555
TOTAL INVESTMENTS IN SECURITIES-99.80% (Cost $353,886,958)		414,882,325
OTHER ASSETS LESS LIABILITIES-0.20%		846,422
NET ASSETS-100.00%		$415,728,747

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$385,164	$9,233,998	$(9,379,607)	$-	$-	$239,555	$9,901
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	29,983,220	(29,983,220)	-	-	-	7,293 *
Invesco Private Prime Fund	-	65,617,417	(65,616,504)	-	(913)	-	21,072 *
Total	$385,164	$104,834,635	$(104,979,331)	$-	$(913)	$239,555	$38,266

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Financial Preferred ETF (PGF)
January 31, 2026
(Unaudited)

	Shares	Value
Preferred Stocks-99.84%
Banks-54.28%
Bank of America Corp.
Series PP, Pfd., 4.13%	395,611	$6,836,158
Series QQ, Pfd., 4.25%(b)	562,250	9,934,957
Series NN, Pfd., 4.38%(b)	466,021	8,504,883
Series SS, Pfd., 4.75%	297,202	5,899,460
Series LL, Pfd., 5.00%	564,068	12,009,008
Series KK, Pfd., 5.38%	599,054	13,616,497
Series HH, Pfd., 5.88%(b)	369,045	9,229,815
Series GG, Pfd., 6.00%(b)	585,276	14,731,397
Bank OZK, Series A, Pfd., 4.63%	209,930	3,516,328
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%	269,890	5,327,629
Series I, Pfd., 6.50%(c)	239,910	6,129,701
Pfd., 7.38%(b)	239,910	6,297,637
Comerica, Inc., Series B, Pfd., 6.88%(c)	239,910	6,177,682
Fifth Third Bancorp, Series K, Pfd., 4.95%	149,935	2,979,208
First Citizens BancShares, Inc., Series A, Pfd., 5.38%	206,936	4,310,477
Flagstar Bank N.A, Series A, Pfd., 6.38%(b)(c)	308,889	7,017,958
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%	299,867	5,313,643
Series J, Pfd., 6.88%(c)	194,923	4,941,298
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%	867,047	16,109,733
Series JJ, Pfd., 4.55%(b)	650,285	12,726,077
Series LL, Pfd., 4.63%	802,019	15,960,178
Series GG, Pfd., 4.75%	390,086	7,938,250
Series DD, Pfd., 5.75%	735,364	18,384,100
Series EE, Pfd., 6.00%(b)	802,019	20,154,737
KeyCorp
Series G, Pfd., 5.63%	269,805	5,916,824
Series F, Pfd., 5.65%	254,882	5,592,111
Series E, Pfd., 6.13%(b)(c)	299,809	7,546,193
Pfd., 6.20%(c)	359,827	9,110,820
M&T Bank Corp.
Series H, Pfd., 5.63%(b)(c)	149,935	3,757,371
Series K, Pfd., 6.35%	269,846	6,862,184
Series J, Pfd., 7.50%	449,744	12,084,621
Regions Financial Corp.
Series E, Pfd., 4.45%	239,910	4,162,439
Series C, Pfd., 5.70%(c)	299,867	7,409,714
Pfd., 6.95%(c)	299,867	7,631,615
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	179,914	3,753,006
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	554,788	10,884,941
Series O, Pfd., 5.25%(b)	344,857	7,673,068
U.S. Bancorp
Series L, Pfd., 3.75%	299,840	4,635,526
Series M, Pfd., 4.00%(b)	449,695	7,410,974
Series O, Pfd., 4.50%	269,832	4,986,495
Series K, Pfd., 5.50%	344,842	8,100,339
UMB Financial Corp., Pfd., 7.75%(c)	179,914	4,873,870
WaFd, Inc., Series A, Pfd., 4.88%	179,914	2,981,175
	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series DD, Pfd., 4.25%	541,866	$9,628,959
Series CC, Pfd., 4.38%	455,103	8,323,834
Series AA, Pfd., 4.70%	507,173	9,864,515
Series Z, Pfd., 4.75%	872,466	17,187,580
Series Y, Pfd., 5.63%	298,889	7,257,025
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	179,914	4,170,407
		405,852,417
Capital Markets-15.83%
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(c)	299,867	7,724,574
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	359,865	6,866,224
Series D, Pfd., 5.95%(b)	449,840	11,394,447
Morgan Stanley
Series O, Pfd., 4.25%	563,469	10,057,922
Series L, Pfd., 4.88%	216,409	4,522,948
Series K, Pfd., 5.85%	433,486	10,672,425
Series I, Pfd., 6.38%	433,490	10,954,292
Series P, Pfd., 6.50%	433,524	11,037,521
Series Q, Pfd., 6.63%	433,488	11,366,056
Series F, Pfd., 6.88%	368,495	9,304,499
Series E, Pfd., 7.13%	373,843	9,547,950
Northern Trust Corp., Series E, Pfd., 4.70%	239,910	4,719,030
State Street Corp., Series G, Pfd., 5.35%	299,867	7,025,884
Stifel Financial Corp., Series D, Pfd., 4.50%	179,914	3,126,905
		118,320,677
Consumer Finance-6.72%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	200,683	3,351,406
Series L, Pfd., 4.38%(b)	319,079	5,411,580
Series J, Pfd., 4.80%	590,730	10,893,061
Series I, Pfd., 5.00%	708,778	13,955,839
Synchrony Financial
Series A, Pfd., 5.63%	449,840	8,843,854
Series B, Pfd., 8.25%(c)	299,867	7,790,545
		50,246,285
Financial Services-3.48%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%	179,914	2,997,367
Series A, Pfd., 5.25%(b)	479,820	10,047,431
Jackson Financial, Inc., Pfd., 8.00%(c)	329,885	8,613,298
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	179,914	4,386,303
		26,044,399
Insurance-19.53%
Allstate Corp. (The)
Series I, Pfd., 4.75%	179,870	3,552,432
Series H, Pfd., 5.10%	689,613	14,861,160
Series J, Pfd., 7.38%	359,810	9,614,123
American National Group, Inc., Pfd., 7.38%	179,914	4,508,645
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	299,867	5,337,633
Series F, Pfd., 5.45%	197,917	4,191,882
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	149,935	2,977,709
Pfd., 5.63% (Bermuda)	149,935	2,967,214
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Insurance-(continued)
Athene Holding Ltd.
Series D, Pfd., 4.88%	344,803	$5,851,307
Series B, Pfd., 5.63%	206,882	4,106,608
Series A, Pfd., 6.35%(c)	517,205	12,816,340
Series E, Pfd., 7.75%(c)	299,829	7,753,578
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	329,885	6,693,367
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%	209,930	2,561,146
Series C, Pfd., 5.38%(b)	344,857	4,731,438
Series A, Pfd., 6.60%(b)	254,918	4,292,819
Series B, Pfd., 6.75%	241,425	4,138,024
Hartford Insurance Group, Inc. (The), Series G, Pfd., 6.00%	206,936	5,198,232
Lincoln National Corp., Series D, Pfd., 9.00%(b)	299,867	8,039,434
MetLife, Inc.
Series F, Pfd., 4.75%	599,683	11,993,660
Series E, Pfd., 5.63%	482,704	11,623,512
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	299,867	4,845,851
Series F, Pfd., 5.75% (Bermuda)(b)	149,935	3,352,547
		146,008,661
Total Preferred Stocks (Cost $849,226,312)		746,472,439
	Shares	Value

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $47,800)	47,800	$47,800
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $849,274,112)		746,520,239
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.77%
Invesco Private Government Fund, 3.65%(d)(e)(f)	1,606,886	1,606,886
Invesco Private Prime Fund, 3.80%(d)(e)(f)	4,124,338	4,125,575
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,732,461)		5,732,461
TOTAL INVESTMENTS IN SECURITIES-100.62% (Cost $855,006,573)		752,252,700
OTHER ASSETS LESS LIABILITIES-(0.62)%		(4,598,185)
NET ASSETS-100.00%		$747,654,515

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$33,147,841	$(33,100,041)	$-	$-	$47,800	$23,556
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,074,247	25,245,653	(40,713,014)	-	-	1,606,886	306,697 *
Invesco Private Prime Fund	44,360,035	56,080,491	(96,317,770)	3,420	(601)	4,125,575	822,363 *
Total	$61,434,282	$114,473,985	$(170,130,825)	$3,420	$(601)	$5,780,261	$1,152,616

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Air Freight & Logistics-2.87%
United Parcel Service, Inc., Class B	286,344	$30,415,460
Banks-13.42%
Associated Banc-Corp	531,835	14,497,822
Atlantic Union Bankshares Corp., Class B(b)	485,326	18,850,062
Regions Financial Corp.	626,166	17,845,731
Simmons First National Corp., Class A(b)	984,053	20,005,798
U.S. Bancorp	335,429	18,820,921
United Bankshares, Inc.	426,446	18,051,459
WaFd, Inc.(b)	430,529	14,043,856
WesBanco, Inc.	567,900	20,041,191
		142,156,840
Capital Markets-6.61%
Franklin Resources, Inc.	1,004,842	26,748,894
Main Street Capital Corp.(b)	359,313	22,924,170
T. Rowe Price Group, Inc.	192,559	20,349,635
		70,022,699
Chemicals-3.78%
LyondellBasell Industries N.V., Class A	817,587	40,061,763
Consumer Staples Distribution & Retail-2.20%
Target Corp.	220,524	23,258,666
Containers & Packaging-2.15%
Sonoco Products Co.(b)	475,552	22,826,496
Diversified Telecommunication Services-2.71%
Verizon Communications, Inc.	645,388	28,732,674
Electric Utilities-8.30%
Edison International	382,405	23,816,183
Evergy, Inc.	178,704	13,711,958
Eversource Energy	263,147	18,191,352
Pinnacle West Capital Corp.	173,945	16,274,294
Portland General Electric Co.	317,142	15,936,386
		87,930,173
Food Products-8.68%
Archer-Daniels-Midland Co.	220,965	14,873,154
Flowers Foods, Inc.(b)	3,417,498	39,062,002
Hormel Foods Corp.	860,398	21,174,395
J.M. Smucker Co. (The)	160,491	16,829,086
		91,938,637
Gas Utilities-4.13%
Northwest Natural Holding Co.	320,393	14,917,498
Spire, Inc.	159,567	13,481,816
UGI Corp.(b)	383,219	15,370,914
		43,770,228
Independent Power and Renewable Electricity Producers-1.97%
AES Corp. (The)	1,427,512	20,913,051
Insurance-1.94%
Prudential Financial, Inc.	184,613	20,512,350
Leisure Products-1.46%
Polaris, Inc.	242,241	15,464,666
Machinery-3.77%
Stanley Black & Decker, Inc.	257,863	20,283,503
Trinity Industries, Inc.	682,920	19,627,121
		39,910,624
	Shares	Value
Media-2.88%
John Wiley & Sons, Inc., Class A(b)	427,627	$13,354,791
Nexstar Media Group, Inc., Class A(b)	80,565	17,110,395
		30,465,186
Multi-Utilities-4.56%
Avista Corp.	457,345	18,883,775
Black Hills Corp.(b)	198,374	14,477,334
NorthWestern Energy Group, Inc.	220,153	14,939,583
		48,300,692
Oil, Gas & Consumable Fuels-3.37%
Chevron Corp.	120,010	21,229,769
Phillips 66	101,141	14,519,802
		35,749,571
Pharmaceuticals-8.23%
Bristol-Myers Squibb Co.	410,543	22,600,392
Perrigo Co. PLC	2,606,856	37,043,424
Pfizer, Inc.	1,040,161	27,501,857
		87,145,673
Professional Services-7.32%
Insperity, Inc.(b)	768,349	32,831,553
Robert Half, Inc.(b)	1,292,563	44,735,605
		77,567,158
Semiconductors & Semiconductor Equipment-1.36%
Skyworks Solutions, Inc.	259,065	14,445,464
Specialty Retail-1.48%
Best Buy Co., Inc.	240,974	15,687,407
Technology Hardware, Storage & Peripherals-1.42%
HP, Inc.	775,627	15,078,189
Tobacco-5.28%
Altria Group, Inc.	474,045	29,386,050
Universal Corp.	469,167	26,550,160
		55,936,210
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $1,004,353,948)		1,058,289,877
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.18%
Invesco Private Government Fund, 3.65%(c)(d)(e)	26,040,986	26,040,986
Invesco Private Prime Fund, 3.80%(c)(d)(e)	81,819,642	81,844,188
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $107,885,174)		107,885,174
TOTAL INVESTMENTS IN SECURITIES-110.07% (Cost $1,112,239,122)		1,166,175,051
OTHER ASSETS LESS LIABILITIES-(10.07)%		(106,675,944)
NET ASSETS-100.00%		$1,059,499,107
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
January 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,989,509	$42,043,292	$(44,032,801)	$-	$-	$-	$55,429
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,131,321	288,668,560	(298,758,895)	-	-	26,040,986	662,300 *
Invesco Private Prime Fund	94,124,754	639,433,301	(651,719,004)	5,728	(591)	81,844,188	1,800,360 *
Total	$132,245,584	$970,145,153	$(994,510,700)	$5,728	$(591)	$107,885,174	$2,518,089

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Dividend AchieversTM ETF (PID)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.67%
Canada-51.76%
BCE, Inc.	1,501,959	$38,840,660
Brookfield Infrastructure Partners L.P.	786,061	28,416,105
Brookfield Renewable Partners L.P.	1,078,224	32,163,422
Canadian Imperial Bank of Commerce	221,395	20,454,684
Canadian National Railway Co.	162,126	15,599,764
Canadian Natural Resources Ltd.	868,004	32,298,429
Enbridge, Inc.	673,745	32,905,706
FirstService Corp.	26,008	4,038,002
Fortis, Inc.	382,563	20,402,085
Franco-Nevada Corp.	20,279	4,752,586
Imperial Oil Ltd.	120,352	12,185,640
Magna International, Inc.	484,124	24,758,101
Nutrien Ltd.	382,620	26,358,692
Open Text Corp.	558,882	14,268,257
RB Global, Inc.	74,070	8,412,130
Restaurant Brands International, Inc.	277,168	18,567,484
Royal Bank of Canada	108,464	18,029,971
Stantec, Inc.	40,224	3,985,394
TC Energy Corp.	476,305	27,944,814
TELUS Corp.(a)	2,685,256	37,486,174
TFI International, Inc.	139,981	15,054,957
Thomson Reuters Corp.	77,241	8,545,172
Toronto-Dominion Bank (The)	253,097	23,662,038
TransAlta Corp.	503,649	6,436,634
		475,566,901
Denmark-2.73%
Novo Nordisk A/S, ADR(a)	422,074	25,083,858
Germany-0.59%
SAP SE, ADR	26,788	5,385,460
India-2.12%
Infosys Ltd., ADR(a)	1,004,612	17,661,079
Reliance Industries Ltd., GDR(a)(b)	29,791	1,808,384
		19,469,463
Indonesia-3.77%
PT Telkom Indonesia (Persero) Tbk, ADR(a)	1,638,566	34,606,514
Japan-4.55%
Mitsubishi UFJ Financial Group, Inc., ADR(a)	1,040,321	18,777,794
Sony Group Corp., ADR	103,061	2,277,648
Sumitomo Mitsui Financial Group, Inc., ADR	986,694	20,710,707
		41,766,149
Mexico-4.62%
America Movil S.A.B. de C.V., ADR	625,214	12,941,930
Coca-Cola FEMSA S.A.B. de C.V., ADR(a)	283,430	29,558,914
		42,500,844
	Shares	Value
Philippines-3.88%
PLDT, Inc., ADR(a)	1,580,625	$35,658,900
Switzerland-0.69%
Logitech International S.A., Class R(a)	74,427	6,388,814
United Kingdom-12.35%
British American Tobacco PLC, ADR	539,434	32,732,855
Diageo PLC, ADR(a)	293,588	27,244,966
National Grid PLC, ADR(a)	320,626	27,339,779
Pearson PLC, ADR(a)	1,119,631	14,734,344
RELX PLC, ADR(a)	318,986	11,419,699
		113,471,643
United States-12.61%
Amcor PLC(a)	828,899	36,678,781
Amdocs Ltd.	209,642	17,178,065
Novartis AG, ADR(a)	139,819	20,788,289
Pentair PLC	53,744	5,663,005
Sanofi S.A., ADR	525,232	24,706,913
Waste Connections, Inc.	24,731	4,144,916
Willis Towers Watson PLC	21,027	6,675,442
		115,835,411
Total Common Stocks & Other Equity Interests (Cost $776,559,637)		915,733,957
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $1,948,189)	1,948,189	1,948,189
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $778,507,826)		917,682,146
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.31%
Invesco Private Government Fund, 3.65%(c)(d)(e)	49,099,349	49,099,349
Invesco Private Prime Fund, 3.80%(c)(d)(e)	119,133,955	119,169,695
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $168,269,044)		168,269,044
TOTAL INVESTMENTS IN SECURITIES-118.19% (Cost $946,776,870)		1,085,951,190
OTHER ASSETS LESS LIABILITIES-(18.19)%		(167,133,890)
NET ASSETS-100.00%		$918,817,300
See accompanying notes which are an integral part of this schedule.

Invesco International Dividend AchieversTM ETF (PID)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$216,653	$20,860,437	$(19,128,901)	$-	$-	$1,948,189	$26,425
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	40,329,050	458,053,397	(449,283,098)	-	-	49,099,349	1,272,910 *
Invesco Private Prime Fund	104,904,546	872,016,665	(857,754,415)	6,633	(3,734)	119,169,695	3,473,124 *
Total	$145,450,249	$1,350,930,499	$(1,326,166,414)	$6,633	$(3,734)	$170,217,233	$4,772,459

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026, for each Fund (except for Invesco Dow Jones Industrial Average Dividend ETF). As of January 31, 2026, all of the securities in Invesco Dow Jones Industrial Average Dividend ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,606,343,956	$-	$-	$1,606,343,956
Money Market Funds	353,998	90,186,168	-	90,540,166
Total Investments	$1,606,697,954	$90,186,168	$-	$1,696,884,122
Invesco Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$761,753,412	$-	$-	$761,753,412
Money Market Funds	651,297	4,496,304	-	5,147,601
Total Investments	$762,404,709	$4,496,304	$-	$766,901,013
Invesco Financial Preferred ETF
Investments in Securities
Preferred Stocks	$746,472,439	$-	$-	$746,472,439
Money Market Funds	47,800	5,732,461	-	5,780,261
Total Investments	$746,520,239	$5,732,461	$-	$752,252,700
Invesco High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,058,289,877	$-	$-	$1,058,289,877
Money Market Funds	-	107,885,174	-	107,885,174
Total Investments	$1,058,289,877	$107,885,174	$-	$1,166,175,051
Invesco International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$913,925,573	$1,808,384	$-	$915,733,957
Money Market Funds	1,948,189	168,269,044	-	170,217,233
Total Investments	$915,873,762	$170,077,428	$-	$1,085,951,190